Restricted Net Assets	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Restricted Net Assets

NOTE 12 RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiary and VIEs only from their retained earnings, if any, determined in accordance with PRC GAAP. In addition, the Company’s subsidiary and VIEs in China are required to make annual appropriations of 10% of after-tax profit to general reserve fund or statutory reserve fund until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Paid in capital of the PRC subsidiary and VIEs included in the Company’s consolidated net assets are also non-distributable for dividend purposes. As a result of these PRC laws and regulations, the Company’s PRC subsidiary and VIEs are restricted in their abilities to transfer net assets to the Company in the form of dividends, loans or advances. As of December 31, 2016 and 2015, net assets restricted in the aggregate, which include paid-in capital and statutory reserve funds of the Company’s PRC subsidiary and VIEs that are included in the Company’s consolidated balance sheets, were $10,977,359 and $25,068,676, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiary and VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiary and VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

On March 1, 2016 the board of directors made a resolution to decrease the paid-in capital of Sheng Ying Xin from RMB 150 million (approximately $24,523,663) to RMB 50 million (approximately $9,167,398). This change of paid-in capital was filed and approved with local State Administration of Industry and Commerce on April 25, 2016 and the cash was returned to the investor.